Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Rental income from motor vehicles	$ 126	$ 103	$ 95
Revenue from contractual agreements	52
Cost of revenue	$ 68